Partners' Capital, Equity and Incentive Compensation Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Partners' Capital, Equity and Incentive Compensation Plans [Abstract]
Summary of Award Activity Under 2010 Equity Incentive Plan and 2013 Equity Incentive Plan and Related Information

The following is a summary of award activity under the 2010 Equity Incentive Plan and 2013 Equity Incentive Plan and related information for the nine months ended September 30, 2014:

	2010 Equity Incentive Plan					2013 Equity Incentive Plan
	Number of Class O units	Weighted average exercise price	Weighted average fair value	Number of Class RS units	Weighted average price	Options	Weighted average exercise price	Weighted average fair value	Restricted Stock	Weighted average price

Outstanding at December 31, 2013	1,622,747	$23.44	$3.84	173,750	$21.86	367,910	$21.00	$3.50	108,629	$21.00
Granted	—	—	—	—	—	238,039	25.59	4.96	44,000	25.51
Exercised	—	—	—	—	—	—	—	—	—	—
Released from restriction (1)	—	—	—	(90,437)	24.93	—	—	—	—	—
Cancelled/Expired	(75,454)	23.21	5.48	—	—	(14,000)	21.00	3.52	—	—
Outstanding at September 30, 2014	1,547,293	$23.45	$3.76	83,313	$23.65	591,949	$22.85	$4.25	152,629	$22.30

(1)	This represents Class RS units that upon vesting have converted to Operating Partnership units.

The following is a summary of award activity under the 2013 and 2010 Equity Incentive Plans and related information for 2013, 2012 and 2011:

	Number of Class O units	Weighted- average exercise price	Weighted average Fair value	Number of Class RS units	Weighted- average price	Options	Weighted- average exercise price	Weighted average Fair value	Restricted Stock	Weighted- average price
Outstanding at January 1, 2011...	592,068	$ 20.00	$ 4.41	50,000	$—	—	$ —	$ —	—	$ —

Granted...	114,676	$ 20.00	$ 4.18	—	$—	—	$ —	$ —	—	$ —
Exercised...	—	—		—	—	—	—		—	—
Released from restriction...	—	—		—	—	—	—		—	—
Cancelled/ Expired...	(7,376)	—	4.41	—	—	—	—	—	—	—

Outstanding at December 31, 2011...	699,368	$ 20.00	$ 4.38	50,000	$—	—	$ —	$ —	—	$ —

Granted...	908,925	$ 25.00	$ 1.99	150,000	$—	—	$ —	$ —	—	$ —
Exercised...	—	—		—	—	—	—		—	—
Released from restriction...	—	—		(21,250)	—	—	—		—	—
Cancelled/ Expired...	(136,350)	—	4.41	—	—	—	—	—	—	—

Outstanding at December 31, 2012...	1,471,943	$ 23.09	$ 2.84	178,750	$—	—	$ —	$ —	—	$ —

Granted...	224,244	$ 25.00	$ 10.62	—	$—	370,410	$ 21.00	$ 3.50	108,629	$ 21.00
Exercised...	—	—		—	—	—	—		—	—
Released from restriction...	—	—		(5,000)	—	—	—		—	—
Cancelled/Expired...	(73,440)	—	5.31	—	—	(2,500)	—	3.52	—	—

Outstanding at December 31, 2013...	1,622,747	$ 23.44	$ 3.84	173,750	$—	367,910	$ 21.00	$ 3.50	108,629	$ 21.00

Summary of Assumptions and Fair Values for Restricted Stock and Options to Purchase Shares of Class A Common Stock Granted

The assumptions and fair values for restricted stock and options to purchase shares of Class A common stock granted for the nine months ended September 30, 2014 is included in the following table on a per unit basis. Class O units and options to purchase shares of Class A common stock were valued using the Black-Scholes model.

Three and Nine Months Ended September 30, 2014
Fair value of restricted stock granted	$25.51-$28.82
Fair value of options granted	$4.94-$5.98
Expected term (years)	5.5-6.1
Expected volatility	33%
Expected dividend yield	4.02-4.55%
Expected risk-free interest rates	1.7-1.9%

The assumptions and fair values for Class O units, Class RS units, restricted stock and options to purchase shares of Class A common stock granted for the years ended December 31, 2013, 2012 and 2011 are included in the following table on a per unit basis. Class O units and options to purchase shares of Class A common stock were valued using the Black-Scholes model.

	2013	2012	2011
Fair value of Class RS Units granted.................................................................................................................................................................................	$ —	$ 7.15	$ 6.95
Fair value of Class O Units granted...................................................................................................................................................................................	$10.26-10.92	$1.79-2.32	$ 2.94
Fair value of Restricted stock granted...............................................................................................................................................................................	$ 21.00	$ —	$ —
Fair value of options granted...........................................................................................................................................................................................	$3.45-3.52	$ —	$ —
Expected term (years)...................................................................................................................................................................................................	5.5-7.0	4	4
Expected volatility...	32%-40%	55%	60%
Expected Dividend yield.................................................................................................................................................................................................	5.5%	0%	0%
Expected Risk-free interest rates.....................................................................................................................................................................................	1.4-1.8%	0.17%	0.61%

Summary of Information About Awards Outstanding

 The following table summarizes information about awards outstanding as of September 30, 2014.

	Operating Partnership Awards Outstanding
	Exercise prices	Awards outstanding	Weighted average remaining vesting period (years)
Class RS Units	$-	83,313	2
Class O Units	$20-25	1,547,293	2
Total Operating Partnership awards outstanding		1,630,606

	QTS Realty Trust, Inc. Awards Outstanding
	Exercise prices	Awards outstanding	Weighted average remaining vesting period (years)
Restricted stock	$-	152,629	3
Options to purchase Class A common stock	$21-28.82	591,949	1
Total QTS Realty Trust, Inc awards outstanding		744,578

The following table summarizes information about awards outstanding as of December 31, 2013.

	Operating Partnership Awards Outstanding
	Exercise prices	Awards outstanding	Weighted average remaining vesting period (years)
Class RS Units...	$—	173,750	3
Class O Units...	$20-25	1,622,747	3

Total Operating Partnership awards outstanding.................................................................................................................................................................		1,796,497

	QTS Realty Trust, Inc. Awards Outstanding
	Exercise prices	Awards outstanding	Weighted average remaining vesting period (years)
Restricted stock...	$—	108,629	4
Options to purchase Class A common stock.......................................................................................................................................................................	$ 21	367,910	3

Total QTS Realty Trust, Inc awards outstanding.................................................................................................................................................................		476,539